UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 03, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $103,508 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      691    14776 SH       SOLE                    12226              2550
Air Products & Chem            COM              009158106     1929    30755 SH       SOLE                    26605              4150
American Intl Group            COM              026874107     2440    42689 SH       SOLE                    37487              5202
Amgen Corp                     COM              031162100     1545    26196 SH       SOLE                    22446              3750
Bank of America Corp           COM              060505104     2576    58519 SH       SOLE                    49411              9108
Best Buy                       COM              086516101      699    13118 SH       SOLE                    11068              2050
Bright Horizon Family Sol      COM              109195107      422    12736 SH       SOLE                    12736
ChevronTexaco Corp             COM              166764100     2293    39361 SH       SOLE                    34891              4470
Cisco Systems                  COM              17275R102     1871   103772 SH       SOLE                    90922             12850
CitiGroup Inc                  COM              172967101     1583    35231 SH       SOLE                    29231              6000
Coca Cola Co                   COM              191216100      887    21150 SH       SOLE                    18350              2800
Colgate-Palmolive              COM              194162103     1596    30525 SH       SOLE                    26125              4400
Comcast Corp New 'A'           COM              20030N101     1155    33663 SH       SOLE                    26523              7140
Dell Inc                       COM              24702r101      988    25640 SH       SOLE                    21640              4000
Dover Corp                     COM              260003108      861    22700 SH       SOLE                    19700              3000
Duke Energy Co                 COM              264399106     1328    47500 SH       SOLE                    42100              5400
Eli Lilly                      COM              532457108     1142    21635 SH       SOLE                    17335              4300
EMC Corp Mass                  COM              268648102     1217    98186 SH       SOLE                    84486             13700
Emerson Electric               COM              291011104     2372    36573 SH       SOLE                    31423              5150
Exxon-Mobil                    COM              30231G102     3214    54257 SH       SOLE                    47399              6858
FedEx Corporation              COM              31428X106     1073    11300 SH       SOLE                    11300
Fifth Third Bancorp            COM              316773100      821    19105 SH       SOLE                    16605              2500
Flextronics Intl               COM              Y2573F102     1024    83562 SH       SOLE                    69862             13700
General Electric Co            COM              369604103     1625    44889 SH       SOLE                    38289              6600
Glaxo Smithkline PLC           COM              37733W105      215     4675 SH       SOLE                     2075              2600
Heinz H J Co                   COM              423074103      844    23025 SH       SOLE                    17425              5600
Home Depot Inc                 COM              437076102     2150    56359 SH       SOLE                    48259              8100
Ingersoll-Rand Co              COM              G4776G101     2242    28213 SH       SOLE                    23613              4600
Intel Corp                     COM              458140100     1978    84185 SH       SOLE                    68885             15300
iShares: DJ Technology         COM              464287721      335     7468 SH       SOLE                     7468
iShares: DJ Telecom            COM              464287713      566    24795 SH       SOLE                    24795
iShares: MSCI EAFE             COM              464287465     8977    56481 SH       SOLE                    56481
iShares: NASDAQ Biotech Index  COM              464287556      566     8800 SH       SOLE                     8800
iShares: Russell 2000          COM              464287655     1666    13708 SH       SOLE                    13708
iShares: Russell Midcap        COM              464287499     1344    17114 SH       SOLE                    17114
JDS/Uniphase                   COM              46612J101      181   113403 SH       SOLE                    83603             29800
Johnson & Johnson              COM              478160104     2940    43204 SH       SOLE                    37604              5600
McGraw Hill Inc                COM              580645109     1798    20455 SH       SOLE                    17855              2600
Medtronic Inc                  COM              585055106      892    17315 SH       SOLE                    15015              2300
Microsoft                      COM              594918104     2266    93788 SH       SOLE                    80688             13100
Motorola                       COM              620076109     1013    67746 SH       SOLE                    57746             10000
Northrop Grumman               COM              666807102     1544    28500 SH       SOLE                    24000              4500
Oracle                         COM              68389X105      749    60007 SH       SOLE                    51707              8300
Pepsico Inc                    COM              713448108     1900    35603 SH       SOLE                    31203              4400
Pfizer Inc                     COM              717081103     2192    83377 SH       SOLE                    73517              9860
Procter & Gamble               COM              742718109     2201    41254 SH       SOLE                    35454              5800
S&P 500 Depository Receipts    COM              78462f103     5330    45251 SH       SOLE                    42421              2830
S&P Midcap 400 Index           COM              595635103      240     1999 SH       SOLE                     1999
Schlumberger                   COM              806857108     1094    15781 SH       SOLE                    13931              1850
SPDR: S&P Financial            COM              81369Y605     1798    62981 SH       SOLE                    62981
SPDR: S&P Industial            COM              81369Y704      782    25625 SH       SOLE                    25625
SPDR: S&P Materials            COM              81369Y100      597    19970 SH       SOLE                    19970
SPDR: S&P Utilities            COM              81369Y886      749    25960 SH       SOLE                    25960
Sprint Fon Group               COM              852061100     1878    83778 SH       SOLE                    78778              5000
State Street Corp              COM              857477103     1613    37064 SH       SOLE                    31964              5100
Sysco Corp                     COM              871829107      899    24750 SH       SOLE                    21450              3300
Target Corp                    COM              87612E106     1658    32647 SH       SOLE                    27947              4700
Texas Instruments              COM              882508104      963    37400 SH       SOLE                    32400              5000
VG Index - Total US Stock Mkt  COM              922908769     7568    65846 SH       SOLE                    65846
Wachovia Corp                  COM              929903102     1783    35093 SH       SOLE                    28393              6700
Wal-Mart                       COM              931142103      885    17409 SH       SOLE                    17409
Walt Disney Co                 COM              254687106     1760    62098 SH       SOLE                    53398              8700